Consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities of continuing operations
Net income/(loss)	SFr 1,346	SFr 898
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	416	436
Provision for credit losses	121	135
Deferred tax provision/(benefit)	446	31
Share of net income/(loss) from equity method investments	(17)	(90)
Trading assets and liabilities, net	24,911	19,415
(Increase)/decrease in other assets	(2,624)	(11,986)
Increase/(decrease) in other liabilities	(10,484)	(10,939)
Other, net	(2,304)	(132)
Total adjustments	10,465	(3,130)
Net cash provided by/(used in) operating activities	11,811	(2,232)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(299)	126
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(963)	(2,330)
Purchase of investment securities	(379)	(44)
Proceeds from sale of investment securities	255	7
Maturities of investment securities	311	192
Investments in subsidiaries and other investments	(306)	(887)
Proceeds from sale of other investments	637	831
(Increase)/decrease in loans	(10,602)	(5,208)
Proceeds from sale of loans	3,903	3,785
Capital expenditures for premises and equipment and other intangible assets	(529)	(473)
Proceeds from sale of premises and equipment and other intangible assets	29	1
Other, net	204	53
Net cash provided by/(used in) investing activities	(7,739)	(3,947)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	6,359	4,224
Increase/(decrease) in short-term borrowings	4,452	2,717
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(6,768)	(478)
Issuances of long-term debt	15,911	22,726
Repayments of long-term debt	(20,540)	(35,556)
Issuances of common shares	0	4,253
Sale of treasury shares	6,175	5,834
Repurchase of treasury shares	(6,899)	(6,445)
Dividends paid/capital repayments	(665)	(588)
Other, net	124	270
Net cash provided by/(used in) financing activities	(1,851)	(3,043)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	477	(1,607)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	2,698	(10,829)
Cash and due from banks at beginning of period	109,815	121,161
Cash and due from banks at end of period	112,513	110,332
Cash paid for income taxes and interest
Cash paid for income taxes	382	382
Cash paid for interest	6,352	5,133
Assets and liabilities sold in business divestitures
Assets sold	0	1,633
Liabilities sold	0	1,554
Bank
Operating activities of continuing operations
Net income/(loss)	1,258	766
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	372	432
Provision for credit losses	121	135
Deferred tax provision/(benefit)	325	67
Share of net income/(loss) from equity method investments	(16)	(89)
Trading assets and liabilities, net	24,969	19,358
(Increase)/decrease in other assets	(2,461)	(11,641)
Increase/(decrease) in other liabilities	(10,572)	(11,035)
Other, net	(2,211)	809
Total adjustments	10,527	(1,964)
Net cash provided by/(used in) operating activities	11,785	(1,198)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(299)	126
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(963)	(2,330)
Purchase of investment securities	(379)	(44)
Proceeds from sale of investment securities	255	7
Maturities of investment securities	311	192
Investments in subsidiaries and other investments	(306)	(887)
Proceeds from sale of other investments	642	831
(Increase)/decrease in loans	(12,018)	(5,736)
Proceeds from sale of loans	3,903	3,785
Capital expenditures for premises and equipment and other intangible assets	(476)	(472)
Proceeds from sale of premises and equipment and other intangible assets	80	51
Other, net	204	53
Net cash provided by/(used in) investing activities	(9,046)	(4,424)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	6,640	4,229
Increase/(decrease) in short-term borrowings	4,460	2,717
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(6,768)	(478)
Issuances of long-term debt	16,033	22,698
Repayments of long-term debt	(20,540)	(35,646)
Issuances of common shares		0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(14)	(12)
Other, net	(910)	3,520
Net cash provided by/(used in) financing activities	(1,099)	(2,972)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	486	(2,306)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	2,126	(10,900)
Cash and due from banks at beginning of period	109,510	121,066
Cash and due from banks at end of period	111,636	110,166
Cash paid for income taxes and interest
Cash paid for income taxes	373	381
Cash paid for interest	6,220	4,938
Assets and liabilities sold in business divestitures
Assets sold	0	1,633
Liabilities sold	SFr 0	SFr 1,554